Amounts Due from Related-Parties (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Amounts due from related-parties		$ 11,760,692
C Media Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related-parties	[1]	11,760,692
Ya Tuo Ji International Consultancy (Beijing) Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related-parties	[2]	$ 204,412	$ 183,811

[1]	C Media Limited is the parent company of LK Technology. The Group expects the amounts due from the related party will be returned to the Group within one year.
[2]	Ya Tuo Ji is a company controlled by the spouse of a major shareholder of C Media Limited. The loan is unsecured, interest-free and repayable on January 5, 2019.